Common Stock Options (Tables)	12 Months Ended
Sep. 30, 2012
Common Stock Options [Abstract]
Schedule Of Aggregate Share Option Activity

		Weighted-
		Average	Option
	Number	Exercise	Price
	of Shares	Price	Per Share

Options outstanding, September 30, 2009	44,000	$9.478	$9.050-$9.680
Options exercised	(16,000)	$9.574
Options expired	-

Options outstanding, September 30, 2010	28,000	$9.423	$9.050-$9.680
Options exercised	(17,000)	$9.664
Options expired	-

Options outstanding, September 30, 2011	11,000	$9.050	$9.050
Options exercised	(11,000)	$9.050
Options expired	-

Options outstanding, September 30, 2012	-	$0.000